Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt of AT&T and its Subsidiaries
Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

						2020	2019
Notes and debentures
Interest Rates			Maturities[1]
0.98%	-	2.99%	2020	-	2039	$25,549	$17,404
3.00%	-	4.99%	2020	-	2050	110,317	102,595
5.00%	-	6.99%	2020	-	2095	24,259	34,513
7.00%	-	9.15%	2020	-	2097	5,006	5,050
Credit agreement borrowings						300	4,969
Fair value of interest rate swaps recorded in debt						20	26
						165,451	164,557
Unamortized (discount) premium - net						(9,710)	(2,996)
Unamortized issuance costs						(532)	(452)
Total notes and debentures						155,209	161,109
Finance lease obligations						2,036	2,034
Total long-term debt, including current maturities						157,245	163,143
Current maturities of long-term debt						(3,470)	(11,834)
Total long-term debt						$153,775	$151,309
[1]Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year
Debt maturing within one year consisted of the following at December 31:

	2020	2019
Current maturities of long-term debt	$3,470	$11,834
Bank borrowings[1]	—	4
Total	$3,470	$11,838
[1]Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments	Maturities of outstanding long-term notes and debentures, as of December 31, 2020, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2021	2022	2023	2024	2025	Thereafter
Debt repayments[1]	$3,418	$5,951	$7,779	$7,849	$6,389	$134,268
Weighted-average interest rate	3.8%	3.3%	3.4%	3.3%	3.9%	4.2%
[1]Debt repayments represent maturity value and assume putable debt is redeemed at the next opportunity. Foreign debt includes the impact from hedges, when applicable.